Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001813829
Registrant Name	DEERE FUNDING CANADA Corp
Registration File Number	333-296865-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES